Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

October 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 5.1%
Alphabet, Inc. Class A*	279	$826,097
Facebook, Inc. Class A*	2,312	748,094
Fox Corp. Class A	18,548	737,098
Liberty Global PLC Class C (United Kingdom)*	26,656	768,759
Pinterest, Inc. Class A*	12,883	575,097
Roku, Inc.*	2,368	722,003
ViacomCBS, Inc. Class B	20,920	757,722
Total Communication Services		5,134,870
Consumer Discretionary - 10.3%
Burlington Stores, Inc.*	2,814	777,480
CarMax, Inc.*	5,570	762,644
Chipotle Mexican Grill, Inc.*	429	763,204
Etsy, Inc.*	3,349	839,561
Garmin Ltd.	4,819	692,008
Lululemon Athletica, Inc.*	1,864	868,643
O'Reilly Automotive, Inc.*	1,192	741,805
Ross Stores, Inc.	7,139	808,135
Target Corp.	3,109	807,159
Tesla, Inc.*	884	984,776
TJX Cos., Inc. (The)	12,219	800,222
Tractor Supply Co.	3,756	815,691
Ulta Beauty, Inc.*	2,125	780,640
Total Consumer Discretionary		10,441,968
Consumer Staples - 3.1%
Archer-Daniels-Midland Co.	12,184	782,700
Costco Wholesale Corp.	1,656	813,990
Estee Lauder Cos., Inc. (The) Class A	2,487	806,609
Tyson Foods, Inc. Class A	9,735	778,508
Total Consumer Staples		3,181,807
Energy - 1.6%
Cheniere Energy Partners LP	17,946	790,522
Pioneer Natural Resources Co.	4,189	783,259
Total Energy		1,573,781
Financials - 19.9%
Aflac, Inc.	14,083	755,835
Allstate Corp. (The)	6,235	771,082
Apollo Global Management, Inc.	10,226	786,891
Arch Capital Group Ltd.*	18,419	770,283
Ares Management Corp. Class A	9,755	826,639
Berkshire Hathaway, Inc. Class B*	2,756	790,999
BlackRock, Inc.	875	825,527
Blackstone, Inc.	5,964	825,537
Brown & Brown, Inc.	12,042	759,971
Charles Schwab Corp. (The)	9,610	788,308
Chubb Ltd.	4,244	829,193
Cincinnati Financial Corp.	6,598	801,261
Franklin Resources, Inc.	26,162	823,841
Hartford Financial Services Group, Inc. (The)	10,831	789,905
Interactive Brokers Group, Inc. Class A	10,666	755,686
KKR & Co., Inc.	10,809	861,153
Marsh & McLennan Cos., Inc.	4,692	782,626
Moody's Corp.	2,101	849,119
Nasdaq, Inc.	3,974	834,023
Regions Financial Corp.	33,950	803,936
S&P Global, Inc.	1,774	841,160
SVB Financial Group*	1,121	804,205

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
T Rowe Price Group, Inc.	3,863	$837,807
Travelers Cos., Inc. (The)	4,934	793,782
Truist Financial Corp.	12,431	788,996
Total Financials		20,097,765
Health Care - 17.7%
AbbVie, Inc.	7,267	833,307
ABIOMED, Inc.*	2,260	750,410
Agilent Technologies, Inc.	5,036	793,120
Align Technology, Inc.*	1,318	822,920
Anthem, Inc.	1,836	798,899
Bio-Rad Laboratories, Inc. Class A*	1,040	826,467
Cooper Cos., Inc. (The)	1,920	800,486
Danaher Corp.	2,543	792,831
Dexcom, Inc.*	1,391	866,885
Edwards Lifesciences Corp.*	6,829	818,251
IDEXX Laboratories, Inc.*	1,225	816,021
Illumina, Inc.*	1,920	796,915
Intuitive Surgical, Inc.*	2,327	840,349
Laboratory Corp. of America Holdings*	2,825	810,831
Mettler-Toledo International, Inc.*	550	814,484
Moderna, Inc.*	2,327	803,304
Pfizer, Inc.	18,440	806,566
Quest Diagnostics, Inc.	5,437	798,043
ResMed, Inc.	3,005	790,045
Thermo Fisher Scientific, Inc.	1,299	822,358
UnitedHealth Group, Inc.	1,787	822,860
West Pharmaceutical Services, Inc.	1,872	804,735
Total Health Care		17,830,087
Industrials - 7.2%
AMETEK, Inc.	6,055	801,682
Copart, Inc.*	5,205	808,284
Equifax, Inc.	3,094	858,368
Expeditors International of Washington, Inc.	6,576	810,558
Ingersoll Rand, Inc.*	14,606	785,219
JB Hunt Transport Services, Inc.	4,075	803,549
Old Dominion Freight Line, Inc.	2,480	846,548
Rockwell Automation, Inc.	2,488	794,667
Westinghouse Air Brake Technologies Corp.	8,498	771,024
Total Industrials		7,279,899
Information Technology - 27.1%
Accenture PLC Class A	2,277	816,965
Adobe, Inc.*	1,238	805,146
Advanced Micro Devices, Inc.*	6,623	796,283
Amphenol Corp. Class A	9,943	763,324
Analog Devices, Inc.	4,420	766,826
Apple, Inc.	5,287	791,993
Applied Materials, Inc.	5,927	809,925
Arista Networks, Inc.*	1,998	818,561
Autodesk, Inc.*	2,586	821,339
Automatic Data Processing, Inc.	3,681	826,348
Broadcom, Inc.	1,537	817,177
Cadence Design Systems, Inc.*	4,777	826,946
CDW Corp.	4,148	774,224
Cisco Systems, Inc.	14,192	794,326
EPAM Systems, Inc.*	1,230	828,085
F5 Networks, Inc.*	3,769	795,824

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Fortinet, Inc.*	2,364	$795,108
Intuit, Inc.	1,367	855,728
Keysight Technologies, Inc.*	4,479	806,310
KLA Corp.	2,356	878,223
Lam Research Corp.	1,423	801,960
Microsoft Corp.	2,543	843,310
NVIDIA Corp.	3,483	890,499
Paychex, Inc.	6,458	796,142
Paycom Software, Inc.*	1,480	810,818
PayPal Holdings, Inc.*	3,250	755,917
ServiceNow, Inc.*	1,152	803,820
Shopify, Inc. Class A (Canada)*	528	774,433
Square, Inc. Class A*	2,982	758,919
Synopsys, Inc.*	2,462	820,289
Texas Instruments, Inc.	3,926	736,046
Trade Desk, Inc. (The) Class A*	9,750	730,372
Tyler Technologies, Inc.*	1,530	831,127
Zebra Technologies Corp. Class A*	1,481	790,780
Total Information Technology		27,333,093
Materials - 3.2%
Celanese Corp.	4,768	770,079
Linde PLC (United Kingdom)	2,539	810,449
LyondellBasell Industries NV Class A	8,185	759,732
Nucor Corp.	7,743	864,506
Total Materials		3,204,766
Real Estate - 3.9%
CBRE Group, Inc. Class A*	7,722	803,706
Prologis, Inc.	5,453	790,467
Public Storage	2,451	814,173
Sun Communities, Inc.	3,939	771,965
Weyerhaeuser Co.	21,483	767,373
Total Real Estate		3,947,684
Total Common Stocks
(Cost $88,841,389)		100,025,720
TOTAL INVESTMENTS - 99.1%
(Cost $88,841,389)		100,025,720
Other Assets in Excess of Liabilities - 0.9%		926,330
Net Assets - 100.0%		$100,952,050

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$100,025,720	$–	$–	$100,025,720
Total	$100,025,720	$–	$–	$100,025,720